Non-Current Provisions And Other Non-Current Liabilities - Summary of Non-Current Provisions and Other Non-Current Liabilities (Details) - EUR (€) € in Millions		Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Non-current Provisions [Line Items]
Provisions		€ 5,003	€ 5,762
Other non-current liabilities	[1]	2,113	2,334
Non-current provisions	[2]	7,116	€ 8,096
Antibodies Collaboration Agreement | Swedish Orphan Biovitrum AB
Disclosure Of Non-current Provisions [Line Items]
Other non-current liabilities		1,756
Antibodies Collaboration Agreement | Swedish Orphan Biovitrum AB | Later than one year and not later than five years [member]
Disclosure Of Non-current Provisions [Line Items]
Other non-current liabilities		1,027
Antibodies Collaboration Agreement | Swedish Orphan Biovitrum AB | Total
Disclosure Of Non-current Provisions [Line Items]
Other non-current liabilities		€ 2,293

[1]	Includes €1,756 million at June 30, 2025 relating to the liability for royalties payable to Sobi on net sales of Beyfortus in the United States ( see Note C.2. to the consolidated financial statements for the year ended December 31, 2024) . Given the method used to calculate royalties payable, an increase or decrease in sales forecasts would lead to a proportionate change in the amount of the liability. The nominal value of payments estimated to be due within more than one year but less than five years is €1,027 million; the nominal value of payments estimated to be due after more than five years is €2,293 million.
[2]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.